                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3327

--------------------------------------------------------------------------------

                         MFS GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: February 28
--------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


MFS(R) GOVERNMENT SECURITIES FUND                                       2/28/05


ANNUAL REPORT
-------------------------------------------------------------------------------

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                18
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       37
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              52
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               53
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               57
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      57
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             57
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

              Bonds                                89.9%
              Cash & Other Net Assets              10.1%

              BOND MARKET SECTORS*

              Mortgage Backed                      48.0%
              ------------------------------------------
              U.S. Govt Agencies                   30.9%
              ------------------------------------------
              U.S. Treasuries                      10.9%
              ------------------------------------------
              Cash & Other Net Assets              10.1%
              ------------------------------------------
              Residential Mortgage Backed           0.1%
              ------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                  99.6%
              ------------------------------------------
              Not Rated                             0.4%
              ------------------------------------------

              PORTFOLIO FACTS

              Average Duration                       4.0
              ------------------------------------------
              Average Life                      6.2 yrs.
              ------------------------------------------
              Average Maturity***              14.5 yrs.
              ------------------------------------------
              Average Quality                        AAA
              ------------------------------------------
              Average Quality Short Term Bonds       A-1
              ------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 2/28/05.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 2/28/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended February 28, 2005, Class A shares of the MFS Government Securities Fund provided a total return of 1.81%, not including sales charges. In comparison, the fund's benchmark, the Lehman Brothers Government/Mortgage Index, returned 2.28%. The investment objective of the fund is current income and preservation of principal. The fund invests, under normal market conditions, at least 80% of its net assets in U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government, one of its agencies or instrumentalities, or a government-sponsored enterprise.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

Relative to the fund's benchmark, the Lehman Brothers Government/Mortgage Index, our underweighted positions in 30-year mortgage-backed securities held back results as those securities performed strongly during the period. Some of our investments in premium coupon mortgage pools, which suffered higher-than-expected prepayments, also detracted from performance as homeowners took advantage of lower interest rates to refinance their mortgages.

CONTRIBUTORS TO PERFORMANCE

The fund's holdings in 15-year mortgage pools issued by both Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation) were key contributors to performance. During this period of significant interest rate volatility, mortgage-backed securities were subject to both prepayment risk, which occurs when rates are falling, and extension risk, which occurs when rates are rising. The fund's overweighted positions in 15-year securities aided relative results as they tended to be impacted less by both types of risk.

The fund's positions in 30-year mortgage pools issued by Ginnie Mae (the Government National Mortgage Association) also aided relative performance, as investors looked to minimize their risk during a period of economic uncertainty. Ginnie Mae securities are guaranteed by the U.S. government and have less credit risk than other mortgage-backed securities, such as those issued by Fannie Mae and Freddie Mac.

The fund also benefited from the flattening of the U.S. yield curve. Our overweighted positions in bonds with maturities in the 10-year range and underweighted positions in securities in the two-year maturity range added to relative performance as longer-term bonds outperformed shorter-term bonds during the period.

    Respectfully,

/s/ Peter C. Vaream

    Peter C. Vaream on behalf of the MFS Fixed Income Strategy Group

The MFS Fixed Income Strategy Group is responsible for the day-to-day management of the fund under the general supervision of Mr. Vaream.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                         MFS Government       Lehman
                           Securities        Brothers
                              Fund           Government/
                          - Class A        Mortgage Index

              2/95          $ 9,525          $10,000
              2/96           10,696           11,187
              2/97           11,089           11,776
              2/98           12,187           12,985
              2/99           12,918           13,815
              2/00           12,931           14,010
              2/01           14,610           15,912
              2/02           15,573           17,087
              2/03           16,902           18,677
              2/04           17,273           19,302
              2/05           17,585           19,742

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr       3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A              7/25/84           1.81%     4.13%      6.34%      6.32%
------------------------------------------------------------------------------
        B              8/30/93           1.12%     3.45%      5.66%      5.62%
------------------------------------------------------------------------------
        C              4/01/96           1.13%     3.45%      5.64%      5.63%
------------------------------------------------------------------------------
        I              1/02/97           2.03%     4.45%      6.68%      6.62%
------------------------------------------------------------------------------
       R1*             12/31/02          1.53%     3.98%      6.25%      6.28%
------------------------------------------------------------------------------
       R2*             10/31/03          1.27%     3.56%      5.72%      5.65%
------------------------------------------------------------------------------
      529A             7/31/02           1.42%     3.84%      6.16%      6.23%
------------------------------------------------------------------------------
      529B             7/31/02           0.87%     3.21%      5.50%      5.54%
------------------------------------------------------------------------------
      529C             7/31/02           0.78%     3.20%      5.50%      5.54%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Lehman Brothers Government/Mortgage
Index#                                   2.28%     4.93%      7.10%      7.04%
------------------------------------------------------------------------------
Average general U.S. government
bond fund+                               1.53%     4.15%      6.27%      6.02%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                               -3.03%     2.46%      5.31%      5.81%
------------------------------------------------------------------------------
        B                               -2.80%     2.52%      5.33%      5.62%
------------------------------------------------------------------------------
        C                                0.15%     3.45%      5.64%      5.63%
------------------------------------------------------------------------------
      529A                              -3.39%     2.17%      5.13%      5.72%
------------------------------------------------------------------------------
      529B                              -3.05%     2.27%      5.18%      5.54%
------------------------------------------------------------------------------
      529C                              -0.20%     3.20%      5.50%      5.54%
------------------------------------------------------------------------------
  I, R1 and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                1.81%    12.92%     35.99%     84.62%
------------------------------------------------------------------------------
        B                                1.12%    10.72%     31.66%     72.76%
------------------------------------------------------------------------------
        C                                1.13%    10.71%     31.59%     72.88%
------------------------------------------------------------------------------
        I                                2.03%    13.97%     38.20%     89.75%
------------------------------------------------------------------------------
       R1*                               1.53%    12.42%     35.39%     83.80%
------------------------------------------------------------------------------
       R2*                               1.27%    11.08%     32.09%     73.32%
------------------------------------------------------------------------------
      529A                               1.42%    11.96%     34.84%     83.05%
------------------------------------------------------------------------------
      529B                               0.87%     9.93%     30.72%     71.52%
------------------------------------------------------------------------------
      529C                               0.78%     9.92%     30.71%     71.51%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on April 1, 2005, the fund launched the following new R share classes: R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Government/Mortgage Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae
(GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is a combination of the Lehman Government Index and the Lehman Mortgage Backed Securities (MBS) Index.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C, R2, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in government guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
Share Class
-------------------------------------------------------------------------------
                                                                   Expenses
                      Annualized    Beginning       Ending        Paid During
                       Expense     Account Value Account Value      Period**
                        Ratio       9/01/04        2/28/05      9/01/04-2/28/05
-------------------------------------------------------------------------------
        Actual            0.88%        $1,000          $1,009           $4.38
 A    -------------------------------------------------------------------------
        Hypothetical*     0.88%        $1,000          $1,020           $4.41
-------------------------------------------------------------------------------
        Actual            1.59%        $1,000          $1,007           $7.91
 B    -------------------------------------------------------------------------
        Hypothetical*     1.59%        $1,000          $1,017           $7.95
-------------------------------------------------------------------------------
        Actual            1.59%        $1,000          $1,006           $7.91
 C    -------------------------------------------------------------------------
        Hypothetical*     1.59%        $1,000          $1,017           $7.95
-------------------------------------------------------------------------------
        Actual            0.59%        $1,000          $1,011           $2.94
 I    -------------------------------------------------------------------------
        Hypothetical*     0.59%        $1,000          $1,022           $2.96
-------------------------------------------------------------------------------
        Actual            1.10%        $1,000          $1,008           $5.48
 R1   -------------------------------------------------------------------------
        Hypothetical*     1.10%        $1,000          $1,019           $5.51
-------------------------------------------------------------------------------
        Actual            1.40%        $1,000          $1,007           $6.97
 R2   -------------------------------------------------------------------------
        Hypothetical*     1.40%        $1,000          $1,018           $7.00
-------------------------------------------------------------------------------
        Actual            1.19%        $1,000          $1,008           $5.92
529A  -------------------------------------------------------------------------
        Hypothetical*     1.19%        $1,000          $1,019           $5.96
-------------------------------------------------------------------------------
        Actual            1.84%        $1,000          $1,005           $9.15
529B  -------------------------------------------------------------------------
        Hypothetical*     1.84%        $1,000          $1,016           $9.20
-------------------------------------------------------------------------------
        Actual            1.84%        $1,000          $1,005           $9.15
529C  -------------------------------------------------------------------------
        Hypothetical*     1.84%        $1,000          $1,016           $9.20
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 2/28/05
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.1%
---------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------
Agency - Other - 3.8%
---------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                       $14,975,000         $21,988,302
---------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                       8,400,000          12,832,604
---------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                       14,360,000          22,129,377
---------------------------------------------------------------------------------------------------
                                                                                      $56,950,283
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.1%
---------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                          $2,120,000          $2,108,129
---------------------------------------------------------------------------------------------------

Mortgage Backed - 47.8%
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.45%, 2014                                            $3,246,594          $3,177,050
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                             82,893,953          81,922,416
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                             3,496,428           3,451,083
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.65%, 2013                                             3,714,547           3,677,394
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                            9,902,307           9,834,017
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.73%, 2012                                             2,911,695           2,914,285
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.771%, 2014                                            7,900,785           7,922,009
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.785%, 2012                                              942,983             948,661
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                            11,265,251          11,150,708
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.8%, 2013                                              1,348,575           1,355,164
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2014 - 2015                                      5,330,105           5,333,817
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                            3,946,367           3,971,220
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                           10,824,791          10,878,747
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                             1,500,000           1,504,687
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.92%, 2014                                             1,701,211           1,731,912
---------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2034                                       182,547,097         183,568,483
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                             1,576,505           1,606,048
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                              2,048,765           2,086,843
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                     118,607,481         120,408,723
---------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                        88,227,425          90,896,366
---------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2034                                      51,012,694          53,250,633
---------------------------------------------------------------------------------------------------
Fannie Mae, 6.956%, 2007                                            2,790,548           2,936,843
---------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2029                                                  265,944             280,758
---------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2013 - 2031                                       1,276,694           1,367,830
---------------------------------------------------------------------------------------------------
Fannie Mae, 8.5%, 2006 - 2008                                           5,294               5,563
---------------------------------------------------------------------------------------------------
Fannie Mae, 9%, 2005 - 2007                                            27,820              29,203
---------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2033                                            17,971,780          18,167,599
---------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017 - 2034                                        8,388,672           8,716,698
---------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2016 - 2029                                      4,961,244           5,192,603
---------------------------------------------------------------------------------------------------
Freddie Mac, 8.5%, 2009                                                    94                  99
---------------------------------------------------------------------------------------------------
Freddie Mac, 9%, 2020 - 2021                                           19,647              21,866
---------------------------------------------------------------------------------------------------
Freddie Mac, 9.5%, 2013 - 2021                                         27,644              30,913
---------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2033                                                8,132,858           8,109,444
---------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                      64,770,628          65,915,888
---------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                4,039,085           4,172,941
---------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2006 - 2009                                         494,657             529,262
---------------------------------------------------------------------------------------------------
Ginnie Mae, 9.5%, 2009                                                170,100             172,636
---------------------------------------------------------------------------------------------------
Ginnie Mae, 11.5%, 2010 - 2018                                         53,253              59,191
---------------------------------------------------------------------------------------------------
                                                                                     $717,299,603
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 26.6%
---------------------------------------------------------------------------------------------------
Aid to Israel, 0%, 2024                                           $14,262,000          $5,234,339
---------------------------------------------------------------------------------------------------
Aid to Israel, 5.5%, 2023                                          16,567,000          17,634,959
---------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                        8,445,000           8,788,711
---------------------------------------------------------------------------------------------------
Fannie Mae, 3.125%, 2007                                           50,000,000          48,920,800
---------------------------------------------------------------------------------------------------
Fannie Mae, 3.41%, 2007                                            12,397,000          12,224,694
---------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                           23,432,000          23,367,656
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2011                                            103,496,000         109,451,677
---------------------------------------------------------------------------------------------------
Freddie Mac, 3.55%, 2007                                           30,000,000          29,727,540
---------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                           9,555,000           9,741,227
---------------------------------------------------------------------------------------------------
Freddie Mac, 5.05%, 2015                                           13,957,000          14,002,667
---------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                         6,685,720           6,618,158
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                          4,486,634           4,358,680
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                          8,049,687           8,001,163
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                          6,759,337           6,738,481
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024 - 2025                  10,320,000          10,310,960
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.87%, 2024                          6,032,000           6,029,774
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.88%, 2024                          3,744,000           3,746,527
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                          7,901,988           7,936,443
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                          3,013,292           3,041,137
---------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                          5,345,000           5,384,765
---------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                          7,576,700           7,713,684
---------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                          4,986,249           5,076,396
---------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                          4,705,832           4,870,719
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                          4,284,762           4,527,026
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                          4,961,553           5,282,450
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                          4,463,662           4,752,090
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                          4,342,830           4,636,637
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                         4,159,110           4,477,932
---------------------------------------------------------------------------------------------------
Small Business Administration, 8.625%, 2011                           316,915             337,944
---------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                             218,555             232,393
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                            106,582             112,644
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.1%, 2009                             194,011             204,161
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.25%, 2010                            120,997             129,448
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.3%, 2010                             255,971             273,483
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.5%, 2010                             198,622             211,792
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2010                            223,491             239,224
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.7%, 2010                             105,116             112,344
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.9%, 2008                              47,707              50,448
---------------------------------------------------------------------------------------------------
Small Business Administration, 10.05%, 2008 - 2009                     22,460              23,953
---------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016         7,000,000           7,637,308
---------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016         6,599,000           7,013,721
---------------------------------------------------------------------------------------------------
                                                                                     $399,176,155
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 15.8%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2028                                  $10,509,000         $11,188,386
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                      24,208,000          28,029,281
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                    6,166,000           7,490,488
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                   1,307,000           1,660,094
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                      22,015,045          22,700,439
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                  26,726,077          28,086,381
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008###                               23,308,313          25,152,047
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                    60,000,000          62,939,040
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                   9,678,000          10,210,667
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6%, 2009                                       4,566,000           4,945,371
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                    32,000,000          33,500,000
---------------------------------------------------------------------------------------------------
U.S. Treasury STRIPS (Interest Only), 0%, 2016                        811,000             483,998
---------------------------------------------------------------------------------------------------
                                                                                     $236,386,192
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,403,533,265)                                      $1,411,920,362
---------------------------------------------------------------------------------------------------

Put Option Purchased - 0%
---------------------------------------------------------------------------------------------------
                                                                PAR AMOUNT
ISSUE/STRIKE PRICE/EXPIRATION                                    OF CONTRACTS             $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures/April 109 Put/ 03/24/05
(Premium Paid, $21,055)                                                   $98             $36,750
---------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------
Goldman Sachs, dated 2/28/05, due 3/01/05, total to be
received $44,488,225 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                           $44,485,000         $44,485,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,448,039,320)                                $1,456,442,112
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 3.0%                                                  44,343,300
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,500,785,412
---------------------------------------------------------------------------------------------------

### Security segregated as collateral for open futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 2/28/05

ASSETS

Investments, at value (identified cost, $1,448,039,320)       $1,456,442,112
-----------------------------------------------------------------------------------------------------
Cash                                                                     532
-----------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                            278,646
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                  115,493,520
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,784,169
-----------------------------------------------------------------------------------------------------
Interest receivable                                               10,683,492
-----------------------------------------------------------------------------------------------------
Other assets                                                           8,580
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,585,691,051
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,049,211
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 79,282,985
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 3,299,863
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      36,172
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        257,862
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        42,420
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,289
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     24
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              10
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               935,803
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $84,905,639
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,500,785,412
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                               $1,561,623,553
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                             8,704,355
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (65,260,490)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (4,282,006)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,500,785,412
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 155,553,991
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $932,555,153
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              96,628,032
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.65
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.65)                                                   $10.13
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $233,653,031
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              24,244,346
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.64
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $44,676,061
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,616,181
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.68
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $278,982,830
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              28,933,355
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.64
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $9,408,025
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 975,463
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.64
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $422,061
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  43,767
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.64
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                        $387,928
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  40,272
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.63
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.63)                                                   $10.11
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $403,673
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  41,908
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.63
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $296,650
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  30,667
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.67
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class 529B, and Class
529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF  OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 2/28/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest income                                                                           $60,431,268
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $5,299,911
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                89,232
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        2,015,624
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             2,595,921
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             2,299,454
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               517,450
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               34,610
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  746
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              1,173
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              4,516
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              2,875
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         838
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       1,129
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         719
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    373
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   107,121
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        289,107
-----------------------------------------------------------------------------------------------------
  Printing                                                             182,043
-----------------------------------------------------------------------------------------------------
  Postage                                                               90,346
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         41,698
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            41,220
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        424,673
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $14,040,779
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (26,274)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (1,325,973)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $12,688,532
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $47,742,736
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $9,850,330
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    125,153
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $9,975,483
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(35,400,629)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    301,563
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                $(35,099,066)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                   $(25,123,583)
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $22,619,153
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           YEAR ENDED                   YEAR ENDED
                                                             2/28/05                      2/29/04

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                          $47,742,736                  $38,908,019
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          9,975,483                    1,610,862
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                      (35,099,066)                 (16,410,664)
---------------------------------------------------------  ---------------                -------------
Change in net assets from operations                           $22,619,153                  $24,108,217
---------------------------------------------------------  ---------------                -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                     $(30,710,051)                $(36,259,911)
-------------------------------------------------------------------------------------------------------
  Class B                                                       (7,063,974)                 (11,782,723)
-------------------------------------------------------------------------------------------------------
  Class C                                                       (1,577,976)                  (3,106,392)
-------------------------------------------------------------------------------------------------------
  Class I                                                       (9,120,541)                  (4,020,905)
-------------------------------------------------------------------------------------------------------
  Class R1                                                        (250,685)                    (112,504)
-------------------------------------------------------------------------------------------------------
  Class R2                                                          (5,374)                        (410)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                       (11,688)                     (13,754)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                       (12,638)                     (18,887)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                        (8,125)                     (11,567)
---------------------------------------------------------  ---------------                -------------
Total distributions declared to shareholders                  $(48,761,052)                $(55,327,053)
---------------------------------------------------------  ---------------                -------------
Change in net assets from fund share transactions             $228,335,829                $(151,707,573)
---------------------------------------------------------  ---------------                -------------
Redemption fees                                                     $4,544                          $--
---------------------------------------------------------  ---------------                -------------
Total change in net assets                                    $202,198,474                $(182,926,409)
---------------------------------------------------------  ---------------                -------------

NET ASSETS

At beginning of period                                      $1,298,586,938               $1,481,513,347
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $4,282,006 and
$2,803,678, respectively)                                   $1,500,785,412               $1,298,586,938
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                          YEARS ENDED 2/28, 2/29
                                             --------------------------------------------------------------------------------
CLASS A                                            2005               2004             2003             2002             2001

Net asset value, beginning of period              $9.84             $10.03            $9.73            $9.71            $9.15
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                        $0.36              $0.29            $0.39            $0.50            $0.58
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                  (0.19)             (0.08)            0.42             0.12             0.56
-----------------------------------------------  ------             ------           ------           ------           ------
Total from investment operations                  $0.17              $0.21            $0.81            $0.62            $1.14
-----------------------------------------------  ------             ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.36)            $(0.40)          $(0.51)          $(0.52)          $(0.58)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                 --                 --               --            (0.08)              --
-----------------------------------------------  ------             ------           ------           ------           ------
Total distributions declared to
shareholders                                     $(0.36)            $(0.40)          $(0.51)          $(0.60)          $(0.58)
-----------------------------------------------  ------             ------           ------           ------           ------
Redemption fees added to paid-in capital#         $0.00+++             $--              $--              $--              $--
-----------------------------------------------  ------             ------           ------           ------           ------
Net asset value, end of period                    $9.65              $9.84           $10.03            $9.73            $9.71
-----------------------------------------------  ------             ------           ------           ------           ------
Total return (%)(+)                                1.81               2.19             8.54             6.59            12.98
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 2/28, 2/29
                                             --------------------------------------------------------------------------------
CLASS A (CONTINUED)                                2005               2004             2003             2002             2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         0.87               0.95             0.93             0.96             0.93
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        3.71               2.94             3.97             5.16             6.25
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  126                143              134              116               77
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $932,555           $803,974         $927,886         $622,606         $392,457
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                       $0.35              $0.28            $0.38            $0.49            $0.57
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         0.97               1.00             0.98             1.01             1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        3.61               2.89             3.92             5.11             6.18
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 2/28, 2/29
                                             --------------------------------------------------------------------------------
CLASS B                                            2005               2004             2003             2002             2001

Net asset value, beginning of period              $9.83             $10.02            $9.72            $9.69            $9.14
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                        $0.29              $0.24            $0.33            $0.44            $0.52
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                  (0.18)             (0.09)            0.41             0.12             0.56
-----------------------------------------------  ------             ------           ------           ------           ------
Total from investment operations                  $0.11              $0.15            $0.74            $0.56            $1.08
-----------------------------------------------  ------             ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.30)            $(0.34)          $(0.44)          $(0.46)          $(0.53)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                 --                 --               --            (0.07)              --
-----------------------------------------------  ------             ------           ------           ------           ------
Total distributions declared to
shareholders                                     $(0.30)            $(0.34)          $(0.44)          $(0.53)          $(0.53)
-----------------------------------------------  ------             ------           ------           ------           ------
Redemption fees added to paid-in capital#         $0.00+++             $--              $--              $--              $--
-----------------------------------------------  ------             ------           ------           ------           ------
Net asset value, end of period                    $9.64              $9.83           $10.02            $9.72            $9.69
-----------------------------------------------  ------             ------           ------           ------           ------
Total return (%)                                   1.12               1.53             7.84             5.98            12.20
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 2/28, 2/29
                                             --------------------------------------------------------------------------------
CLASS B (CONTINUED)                                2005               2004             2003             2002             2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.55               1.59             1.58             1.61             1.58
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        3.00               2.42             3.32             4.52             5.60
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  126                143              134              116               77
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $233,653           $255,512         $408,553         $263,964         $163,756
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                       $0.28              $0.23            $0.32            $0.43            $0.51
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.65               1.64             1.63             1.66             1.65
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        2.90               2.37             3.27             4.47             5.53
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 2/28, 2/29
                                             --------------------------------------------------------------------------------
CLASS C                                            2005               2004             2003             2002             2001

Net asset value, beginning of period              $9.87             $10.06            $9.76            $9.73            $9.18
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                        $0.28              $0.25            $0.33            $0.44            $0.52
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                  (0.17)             (0.10)            0.41             0.12             0.56
-----------------------------------------------  ------             ------           ------           ------           ------
Total from investment operations                  $0.11              $0.15            $0.74            $0.56            $1.08
-----------------------------------------------  ------             ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.30)            $(0.34)          $(0.44)          $(0.46)          $(0.53)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                 --                 --               --            (0.07)              --
-----------------------------------------------  ------             ------           ------           ------           ------
Total distributions declared to
shareholders                                     $(0.30)            $(0.34)          $(0.44)          $(0.53)          $(0.53)
-----------------------------------------------  ------             ------           ------           ------           ------
Redemption fees added to paid-in capital#         $0.00+++             $--              $--              $--              $--
-----------------------------------------------  ------             ------           ------           ------           ------
Net asset value, end of period                    $9.68              $9.87           $10.06            $9.76            $9.73
-----------------------------------------------  ------             ------           ------           ------           ------
Total return (%)                                   1.13               1.54             7.81             5.97            12.17
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 2/28, 2/29
                                             --------------------------------------------------------------------------------
CLASS C (CONTINUED)                                2005               2004             2003             2002             2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.55               1.59             1.58             1.61             1.58
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        2.92               2.47             3.32             4.51             5.60
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  126                143              134              116               77
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $44,676            $63,609         $110,096          $81,397          $36,603
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                       $0.27              $0.24            $0.32            $0.43            $0.51
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.65               1.64             1.63             1.66             1.65
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        2.82               2.42             3.27             4.46             5.53
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         YEARS ENDED 2/28, 2/29
                                            ---------------------------------------------------------------------------------
CLASS I                                           2005              2004               2003             2002             2001

Net asset value, beginning of period             $9.84            $10.03              $9.73            $9.71            $9.15
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                       $0.39             $0.25              $0.33            $0.53            $0.61
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          (0.20)            (0.00)+++^          0.51             0.13             0.56
----------------------------------------------  ------            ------             ------           ------           ------
Total from investment operations                 $0.19             $0.25              $0.84            $0.66            $1.17
----------------------------------------------  ------            ------             ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                    $(0.39)           $(0.44)            $(0.54)          $(0.55)          $(0.61)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                --                --                 --            (0.09)              --
----------------------------------------------  ------            ------             ------           ------           ------
Total distributions declared to
shareholders                                    $(0.39)           $(0.44)            $(0.54)          $(0.64)          $(0.61)
----------------------------------------------  ------            ------             ------           ------           ------
Redemption fees added to
paid-in capital#                                 $0.00+++            $--                $--              $--              $--
----------------------------------------------  ------            ------             ------           ------           ------
Net asset value, end of period                   $9.64             $9.84             $10.03            $9.73            $9.71
----------------------------------------------  ------            ------             ------           ------           ------
Total return (%)                                  2.03              2.55               8.92             6.99            13.34
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                         YEARS ENDED 2/28, 2/29
                                            ---------------------------------------------------------------------------------
CLASS I (CONTINUED)                               2005              2004               2003             2002             2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.55              0.62               0.58             0.61             0.58
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.04              2.57               3.64             5.49             6.60
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 126               143                134              116               77
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $278,983          $168,124            $33,682           $1,797           $4,821
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                      $0.38             $0.25**            $0.33**          $0.52            $0.61**
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.65              0.67               0.63             0.66             0.65
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       3.94              2.52               3.59             5.44             6.53
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
    ** Waiver impact per share was less than $0.01.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              YEAR ENDED            YEAR ENDED            PERIOD ENDED
CLASS R1                                                         2/28/05               2/29/04                 2/28/03*

Net asset value, beginning of period                               $9.84                $10.03                  $10.03^^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.34                 $0.18                   $0.16
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             (0.19)                 0.02(ct)               (0.08)
---------------------------------------------------------------  -------                ------                  ------
Total from investment operations                                   $0.15                 $0.20                   $0.08
---------------------------------------------------------------  -------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.35)               $(0.39)                 $(0.08)
---------------------------------------------------------------  -------                ------                  ------
Redemption fees added to paid-in capital#                          $0.00+++                $--                     $--
---------------------------------------------------------------  -------                ------                  ------
Net asset value, end of period                                     $9.64                 $9.84                  $10.03
---------------------------------------------------------------  -------                ------                  ------
Total return (%)                                                    1.53                  2.05                    0.78++^^
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.06                  1.14                    1.08+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.59                  1.87                    3.04+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   126                   143                     134
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $9,408                $6,188                     $79
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.33                 $0.18**                 $0.16**
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.16                  1.19                    1.13+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.49                  1.82                    2.99+
----------------------------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class R1 shares, December 31, 2002, through February
     28, 2003.
 **  Waiver impact per share was less than $0.01.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
  ^  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 ^^  The net asset value and total return previously reported as $10.02 and 0.88%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         YEAR ENDED            PERIOD ENDED
CLASS R2                                                                  2/28/05               2/29/04*

Net asset value, beginning of period                                       $9.84                  $9.69^^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.37                  $0.02
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         (0.25)                  0.23^
------------------------------------------------------------------------  ------                 ------
Total from investment operations                                           $0.12                  $0.25
------------------------------------------------------------------------  ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.32)                $(0.10)
------------------------------------------------------------------------  ------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
------------------------------------------------------------------------  ------                 ------
Net asset value, end of period                                             $9.64                  $9.84
------------------------------------------------------------------------  ------                 ------
Total return (%)                                                            1.27                   2.58++^^
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.36                   1.37+
-------------------------------------------------------------------------------------------------------
Net investment income                                                       3.89                   0.72+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           126                    143
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $422                    $41
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.36                  $0.02**
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.46                   1.42+
-------------------------------------------------------------------------------------------------------
Net investment income                                                       3.79                   0.67+
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through February 29, 2004.
 ** Waiver impact per share was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
^^  The net asset value and total return previously reported as $9.70 and 2.48%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              YEAR ENDED           YEAR ENDED            PERIOD ENDED
CLASS 529A                                                       2/28/05              2/29/04                 2/28/03*

Net asset value, beginning of period                               $9.83               $10.02                   $9.81^^
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.33                $0.26                   $0.28
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                 (0.19)               (0.07)                   0.20
---------------------------------------------------------------  -------               ------                  ------
Total from investment operations                                   $0.14                $0.19                   $0.48
---------------------------------------------------------------  -------               ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.34)              $(0.38)                 $(0.27)
---------------------------------------------------------------  -------               ------                  ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                     $--
---------------------------------------------------------------  -------               ------                  ------
Net asset value, end of period                                     $9.63                $9.83                  $10.02
---------------------------------------------------------------  -------               ------                  ------
Total return (%)(+)                                                 1.42                 1.94                    4.97++^^
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.15                 1.20                    1.18+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.43                 2.69                    3.05+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   126                  143                     134
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $388                 $332                    $312
---------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.32                $0.26**                 $0.28**
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.25                 1.25                    1.23+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.33                 2.64                    3.00+
---------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through February 28, 2003.
 ** Waiver impact per share was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The net asset value and total return previously reported as $9.86 and 4.44%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              YEAR ENDED           YEAR ENDED            PERIOD ENDED
CLASS 529B                                                       2/28/05              2/29/04                 2/28/03*

Net asset value, beginning of period                               $9.82               $10.01                   $9.80^^
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.26                $0.20                   $0.24
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                 (0.18)               (0.08)                   0.21
---------------------------------------------------------------  -------               ------                  ------
Total from investment operations                                   $0.08                $0.12                   $0.45
---------------------------------------------------------------  -------               ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.27)              $(0.31)                 $(0.24)
---------------------------------------------------------------  -------               ------                  ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                     $--
---------------------------------------------------------------  -------               ------                  ------
Net asset value, end of period                                     $9.63                $9.82                  $10.01
---------------------------------------------------------------  -------               ------                  ------
Total return (%)                                                    0.87                 1.27                    4.58++^^
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.80                 1.85                    1.83+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.68                 2.07                    2.53+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   126                  143                     134
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $404                 $524                    $522
---------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.25                $0.20**                 $0.23
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.90                 1.90                    1.88+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.58                 2.02                    2.48+
---------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through February 28, 2003.
 ** Waiver impact per share was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The net asset value and total return previously reported as $9.85 and 4.05%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              YEAR ENDED           YEAR ENDED            PERIOD ENDED
CLASS 529C                                                       2/28/05              2/29/04                 2/28/03*

Net asset value, beginning of period                               $9.87               $10.06                   $9.84^^
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.26                $0.22                   $0.20
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                 (0.19)               (0.10)                   0.26
---------------------------------------------------------------  -------               ------                  ------
Total from investment operations                                   $0.07                $0.12                   $0.46
---------------------------------------------------------------  -------               ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.27)              $(0.31)                 $(0.24)
---------------------------------------------------------------  -------               ------                  ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                     $--
---------------------------------------------------------------  -------               ------                  ------
Net asset value, end of period                                     $9.67                $9.87                  $10.06
---------------------------------------------------------------  -------               ------                  ------
Total return (%)                                                    0.78                 1.28                    4.66++^^
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.80                 1.84                    1.83+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.72                 2.15                    2.37+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   126                  143                     134
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $297                 $283                    $383
---------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.25                $0.21                   $0.20**
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.90                 1.89                    1.88+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.62                 2.10                    2.32+
---------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through February 28, 2003.
 ** Waiver impact per share was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The net asset value and total return previously reported as $9.89 and 4.14%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) ACQUISITIONS

At close of business on November 19, 2004 the fund acquired all of the assets and liabilities of MFS Government Mortgage Fund. The acquisition was accomplished by a tax-free exchange of 48,701,178 shares of the fund (valued at $473,323,224) for all of the assets and liabilities of MFS Government Mortgage Fund. MFS Government Mortgage Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Government Mortgage Fund's net assets on that date were $473,323,224, including $3,693,881 of unrealized appreciation, $157,151 of accumulated distributions in excess of net investment income, and $31,781,771 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,217,628,851.

(3) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund's total return. The fund accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended February 28, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities, derivatives, wash sales, and non-deductible pension expense.

The tax character of distributions declared for the years ended February 28, 2005 and February 29, 2004 was as follows:

                                                  2/28/05            2/29/04
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                               $48,761,052        $55,327,053
------------------------------------------------------------------------------

During the year ended February 28, 2005, accumulated distributions in excess of net investment income increased by $460,012, accumulated net realized loss on investments increased by $17,652,346, and paid-in capital increased by $18,112,358 due to differences between book and tax accounting for expiration of capital loss carryforward, amortization and accretion on debt securities, and capital loss carryforward assumed as a result of the acquisition. This change had no effect on the net assets or net asset value per share.

As of February 28, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $1,006,873
          ----------------------------------------------------------
          Capital loss carryforward                     (57,454,896)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)            898,761
          ----------------------------------------------------------
          Other temporary differences                    (5,288,879)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          February 28, 2006                             $(5,100,994)
          ----------------------------------------------------------
          February 28, 2007                              (5,253,445)
          ----------------------------------------------------------
          February 29, 2008                             (15,270,459)
          ----------------------------------------------------------
          February 28, 2009                              (3,477,230)
          ----------------------------------------------------------
          February 28, 2011                             (11,527,172)
          ----------------------------------------------------------
          February 29, 2012                              (5,729,829)
          ----------------------------------------------------------
          February 28, 2013                             (11,095,767)
          ----------------------------------------------------------
          Total                                        $(57,454,896)
          ----------------------------------------------------------

The availability of a portion of the capital loss carryforwards, which were acquired on November 19, 2004, in connection with the MFS Government Mortgage Fund merger, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(4) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the year ended February 28, 2005 were an effective rate of 0.30% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees" compensation is net increase of $515 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $58,741 for retired Independent Trustees for the year ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                             BEGINNING OF
                                   PERIOD             4/01/04
EFFECTIVE DATE                THROUGH 3/31/04     THROUGH 2/28/05     3/01/05

First $2 billion                  0.0175%             0.01120%       0.01626%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0130%             0.00832%       0.01206%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0005%             0.00032%       0.00056%
-----------------------------------------------------------------------------
In excess of $7 billion           0.0000%             0.00000%       0.00000%
-----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the year ended February 28, 2005, the fund paid MFS $107,121 equivalent to 0.0081% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $62,264 and $402 for the year ended February 28, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                                  0.10%           0.75%           0.75%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------------------
Service Fee                                       0.25%           0.25%           0.25%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                           0.35%           1.00%           1.00%           0.50%           0.50%
-----------------------------------------------------------------------------------------------------------------------

                                             CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                                  0.25%           0.75%           0.75%
---------------------------------------------------------------------------------------
Service Fee                                       0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------
Total Distribution Plan                           0.50%           1.00%           1.00%
---------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended February 28, 2005 amounted to:

                                                CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD                     $56,440          $1,276          $2,958             $41            $204
-----------------------------------------------------------------------------------------------------------------------

                                             CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                         $27             $13             $53
-----------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended February 28, 2005 were as follows:

                                                CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates                 0.32%           1.00%           1.00%           0.50%           0.50%
-----------------------------------------------------------------------------------------------------------------------

                                             CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage Rates                 0.35%           1.00%           1.00%
---------------------------------------------------------------------------------------

For the period March 1, 2004 through November 19, 2004, payment of the 0.10% per annum Class A distribution fee was charged in full. Effective November 20, 2004 payment of the 0.10% per annum Class A distribution fee is not charged and will not be implemented until such date as the Trustees of the Trust may determine.

Payment of the remaining 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended February 28, 2005 were as follows:

                                     CLASS A        CLASS B        CLASS C      CLASS 529A      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                      $31,304       $624,855        $13,851             $--          $3,320             $--
--------------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the year ended February 28, 2005, the fund paid MFSC a fee of $1,245,512 for shareholder services which equated to 0.0942% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $456,100, and other costs paid by the fund directly to unaffiliated vendors for the year ended February 28, 2005.

(5) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                     PURCHASES                 SALES

U.S. government securities                                      $1,579,767,192        $1,872,110,077
----------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                       $11,605,860            $1,135,000
----------------------------------------------------------------------------------------------------
                                                                $1,591,373,052        $1,873,245,077
----------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,455,543,351
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $11,489,079
------------------------------------------------------------------------------
Gross unrealized depreciation                                    $(10,590,318)
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                           $898,761
------------------------------------------------------------------------------

(6) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Year ended 2/28/05                     Year ended 2/29/04
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS A SHARES

Shares sold                         16,308,514        $158,080,874         88,974,135          $882,178,226
-----------------------------------------------------------------------------------------------------------
Shares issued in connection
with acquisition of MFS
Government Mortgage Fund            43,483,744         422,661,943                 --                    --
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                        2,742,230          26,585,292          3,148,855            31,030,457
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (47,574,507)       (463,184,495)      (102,922,448)       (1,017,159,186)
-----------------------------------------------------------------------------------------------------------
Net change                          14,959,981        $144,143,614        (10,799,458)        $(103,950,503)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          2,350,771         $22,878,329          6,213,517           $61,465,689
-----------------------------------------------------------------------------------------------------------
Shares issued in connection
with acquisition of MFS
Government Mortgage Fund             5,217,434          50,661,281                 --                    --
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          623,908           6,040,560          1,009,807             9,951,257
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (9,941,512)        (96,185,082)       (21,996,142)         (215,913,138)
-----------------------------------------------------------------------------------------------------------
Net change                          (1,749,399)       $(16,604,912)       (14,772,818)        $(144,496,192)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            599,402          $5,839,934          2,314,505           $22,917,630
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          132,437           1,287,771            249,846             2,472,075
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (2,559,242)        (24,892,501)        (7,061,804)          (69,553,941)
-----------------------------------------------------------------------------------------------------------
Net change                          (1,827,403)       $(17,764,796)        (4,497,453)         $(44,164,236)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                         11,066,890        $107,326,816         13,567,977          $133,136,806
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          989,445           9,583,025            372,255             3,689,606
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (215,330)         (2,076,073)          (206,254)           (2,045,202)
-----------------------------------------------------------------------------------------------------------
Net change                          11,841,005        $114,833,768         13,733,978          $134,781,210
-----------------------------------------------------------------------------------------------------------

                                        Year ended 2/28/05                     Year ended 2/29/04
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS R1 SHARES

Shares sold                            639,146          $6,203,334          1,126,253           $11,098,044
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           26,173             253,587             10,104                98,413
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (318,931)         (3,087,488)          (515,170)           (5,061,439)
-----------------------------------------------------------------------------------------------------------
Net change                             346,388          $3,369,433            621,187            $6,135,018
-----------------------------------------------------------------------------------------------------------

                                        Year ended 2/28/05                    Period ended 2/29/04*
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS R2 SHARES

Shares sold                             78,487            $763,365              4,130                $4,020
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              556               5,380                 33                   320
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (39,439)           (382,182)                --                    --
-----------------------------------------------------------------------------------------------------------
Net change                              39,604            $386,563              4,163                $4,340
-----------------------------------------------------------------------------------------------------------

                                        Year ended 2/28/05                     Year ended 2/29/04
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529A SHARES

Shares sold                             11,540            $111,687             18,974              $186,975
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            1,285              12,435              1,415                13,913
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (6,347)            (61,446)           (17,746)             (172,984)
-----------------------------------------------------------------------------------------------------------
Net change                               6,478             $62,676              2,643               $27,904
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                              1,825             $17,703             24,441              $241,533
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            1,401              13,549              1,961                19,277
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (14,658)           (141,070)           (25,182)             (243,458)
-----------------------------------------------------------------------------------------------------------
Net change                             (11,432)          $(109,818)             1,220               $17,352
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              8,504             $83,637             22,163              $219,790
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              890               8,649              1,213                12,021
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (7,381)            (72,985)           (32,844)             (330,277)
-----------------------------------------------------------------------------------------------------------
Net change                               2,013             $19,301             (9,468)             $(98,466)
-----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2, October 31, 2003, through February 29, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund were the owners of record of approximately 4%, 10%, and 5%, respectively, of the total outstanding shares.

(7) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended February 28, 2005 was $7,193, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended February 28, 2005.

(8) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                                        UNREALIZED
                                                                                                      APPRECIATION
DESCRIPTION                                          EXPIRATION       CONTRACTS        POSITION     (DEPRECIATION)

U.S. Treasury Notes 10 Year                          March 2005              44           Short            $65,516
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5 Year                            June 2005             625           Short            236,047
------------------------------------------------------------------------------------------------------------------
                                                                                                          $301,563
------------------------------------------------------------------------------------------------------------------

At February 28, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and the Shareholders of MFS Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Government Securities Fund (the "Fund"), including the portfolio of investments, as of February 28, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Government Securities Fund as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2005

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of April 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS
                                                                                    DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER       THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND             SINCE(1)         OTHER DIRECTORSHIPS(2)
-------------------               ----------------     ---------------    ------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)                 President                                 Services Company, Chief
                                                                          Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(3)              Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                           Services Company, Chairman
                                                                          (since February 2004);
                                                                          Harvard Law School
                                                                          (education), John Olin
                                                                          Visiting Professor (since
                                                                          July 2002); Secretary of
                                                                          Economic Affairs, The
                                                                          Commonwealth of
                                                                          Massachusetts (January 2002
                                                                          to December 2002); Fidelity
                                                                          Investments, Vice Chairman
                                                                          (June 2000 to December
                                                                          2001); Fidelity Management
                                                                          & Research Company
                                                                          (investment adviser),
                                                                          President (March 1997 to
                                                                          July 2001); Bell Canada
                                                                          Enterprises
                                                                          (telecommunications),
                                                                          Director; Medtronic, Inc.
                                                                          (medical technology),
                                                                          Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
Lawrence H. Cohn, M.D.          Trustee               August 1993         Brigham and Women's
(born 03/11/37)                                                           Hospital, Chief of Cardiac
                                                                          Surgery; Harvard Medical
                                                                          School, Professor of
                                                                          Surgery

David H. Gunning                Trustee               January 2004        Cleveland-Cliffs Inc.
(born 05/30/42)                                                           (mining products and
                                                                          service provider), Vice
                                                                          Chairman/Director (since
                                                                          April 2001); Encinitos
                                                                          Ventures (private
                                                                          investment company),
                                                                          Principal (1997 to April
                                                                          2001); Lincoln Electric
                                                                          Holdings, Inc. (welding
                                                                          equipment manufacturer),
                                                                          Director; Southwest Gas
                                                                          Corporation (natural gas
                                                                          distribution company),
                                                                          Director

William R. Gutow                Trustee               December 1993       Private investor and real
(born 09/27/41)                                                           estate consultant; Capitol
                                                                          Entertainment Management
                                                                          Company (video franchise),
                                                                          Vice Chairman

Michael Hegarty                 Trustee               December 2004       Retired; AXA Financial
(born 12/21/44)                                                           (financial services and
                                                                          insurance), Vice Chairman
                                                                          and Chief Operating Officer
                                                                          (until May 2001); The
                                                                          Equitable Life Assurance
                                                                          Society (insurance),
                                                                          President and Chief
                                                                          Operating Officer (until
                                                                          May 2001)

Amy B. Lane                     Trustee               January 2004        Retired; Merrill Lynch &
(born 02/08/53)                                                           Co., Inc., Managing
                                                                          Director, Investment
                                                                          Banking Group (1997 to
                                                                          February 2001); Borders
                                                                          Group, Inc. (book and music
                                                                          retailer), Director;
                                                                          Federal Realty Investment
                                                                          Trust (real estate
                                                                          investment trust), Trustee

Lawrence T. Perera              Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                           (attorneys), Partner

J. Dale Sherratt                Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                           (acquisition planning
                                                                          specialists), President;
                                                                          Wellfleet Investments
                                                                          (investor in health care
                                                                          companies), Managing
                                                                          General Partner (since
                                                                          1993); Cambridge
                                                                          Nutraceuticals
                                                                          (professional nutritional
                                                                          products),  Chief Executive
                                                                          Officer (until May 2001)

Laurie J. Thomsen               Trustee               March 2005          Private investor; Prism
(born 08/05/57)                                                           Venture Partners (venture
                                                                          capital), Co-founder and
                                                                          General Partner (until June
                                                                          2004); St. Paul Travelers
                                                                          Companies (commercial
                                                                          property liability
                                                                          insurance), Director

OFFICERS
Robert J. Manning(3)            President and         February 2004       Massachusetts Financial
(born 10/20/63)                 Trustee                                   Services Company, Chief
                                                                          Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

James R. Bordewick, Jr.(3)      Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)                 and Assistant Clerk                       Services Company, Senior
                                                                          Vice President and
                                                                          Associate General Counsel

Jeffrey N. Carp(3)              Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/1/56)                                                            Services Company, Executive
                                                                          Vice President, General
                                                                          Counsel and Secretary
                                                                          (since April 2004); Hale
                                                                          and Dorr LLP (law firm),
                                                                          Partner (prior to April
                                                                          2004)

Stephanie A. DeSisto(3)         Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                           Services Company, Vice
                                                                          President (since April
                                                                          2003); Brown Brothers
                                                                          Harriman & Co., Senior Vice
                                                                          President (November 2002 to
                                                                          April 2003); ING Groep
                                                                          N.V./Aeltus Investment
                                                                          Management, Senior Vice
                                                                          President (prior to
                                                                          November 2002)

James F. DesMarais(3)           Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)                 and Assistant Clerk                       Services Company, Assistant
                                                                          General Counsel

Richard M. Hisey(3)             Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                           Services Company, Senior
                                                                          Vice President (since July
                                                                          2002); The Bank of New
                                                                          York, Senior Vice President
                                                                          (September 2000 to July
                                                                          2002); Lexington Global
                                                                          Asset Managers, Inc.,
                                                                          Executive Vice President
                                                                          and Chief Financial Officer
                                                                          (prior to September 2000);
                                                                          Lexington Funds, Chief
                                                                          Financial Officer (prior to
                                                                          September 2000)

Brian T. Hourihan(3)            Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)                 and Assistant Clerk                       Services Company, Vice
                                                                          President, Senior Counsel
                                                                          and Assistant Secretary
                                                                          (since June 2004);
                                                                          Affiliated Managers Group,
                                                                          Inc., Chief Legal Officer/
                                                                          Centralized Compliance
                                                                          Program (January to April
                                                                          2004); Fidelity Research &
                                                                          Management Company,
                                                                          Assistant General Counsel
                                                                          (prior to January 2004)

Ellen Moynihan(3)               Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                           Services Company, Vice
                                                                          President

Frank L. Tarantino              Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance Officer                        compliance services),
                                                                          Principal (since June
                                                                          2004); CRA Business
                                                                          Strategies Group
                                                                          (consulting services),
                                                                          Executive Vice President
                                                                          (April 2003 to June 2004);
                                                                          David L. Babson & Co.
                                                                          (investment adviser),
                                                                          Managing Director, Chief
                                                                          Administrative Officer and
                                                                          Director (February 1997 to
                                                                          March 2003)

James O. Yost(3)                Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                           Services Company, Senior
                                                                          Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders" meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGEMENT
The MFS Fixed Income Strategy Group

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFG-ANN-04/05 90M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended February 28, 2005 and 2004, audit fees billed to the Fund by Deloitte were as follows:

                                                             Audit Fees
           FEES BILLED BY DELOITTE:                      2005         2004
                                                         ----         ----

                MFS Government Securities Fund        $39,070      $35,300
                                                      -------      -------
                                        TOTAL         $39,070      $35,300

For the fiscal years ended February 28, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities that relate directly to the operations and financial reporting of the Fund were as follows:

                                         Audit-Related Fees(1)              Tax Fees(2)              All Other Fees(3)
  FEES BILLED BY DELOITTE:               2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To Government Securities Fund            $0             $0       $10,350         $5,700         $2,500            $0
                                                --             --       -------         ------         ------            --
  TOTAL FEES BILLED BY DELOITTE                 $0             $0       $10,350         $5,700         $2,500            $0
  TO ABOVE FUND

       To MFS and MFS Related           $1,146,170       $356,150       $62,000        $55,000       $602,500            $0
       Entities of MFS
       Government Securities
       Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Government                $1,859,210                     $520,045
       Securities Fund, MFS and
       MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amounts reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT SECURITIES FUND
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: April 22, 2005
      --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------

* Print name and title of each signing officer under his or her signature.